Transactions with Related Parties (Tables) - Related Party [Member]	12 Months Ended
Dec. 31, 2025
Central Mare [Member]
Related Party Transaction [Abstract]
Fees and Expenses
The fees charged by and expenses relating to Central Mare for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year ended December 31,
	2023	2024	2025	Presented in:
Executive officers and other personnel expenses	-	-	48	General and administrative expenses – Consolidated statements of comprehensive income
Total	-	-	48

CSI [Member]
Related Party Transaction [Abstract]
Fees and Expenses
As of December 31, 2024 and 2025 CSI was owed $- and $160 by the Company. The fees charged by and expenses relating to CSI for the years ended December 31, 2023, 2024 and 2025 are as follows

	Year ended December 31,
	2023	2024	2025	Presented in:
Management fees	460	477	489	Management fees – related party –Statements of comprehensive income
Superintendent fees	13	14	9	Vessel operating expenses – Statements of comprehensive income
Accounting and reporting cost*	90	90	199	Management fees – related party – Statements of comprehensive income
Financing fees	164	-	209	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	310	302	295	Voyage expenses - Statements of comprehensive income
Newbuilding vessels monitoring fee	-	-	432	Deferred Charges- related party- Balance sheet
Total	1,037	883	1,633

*
Accounting and reporting cost for the years ended December 31, 2023 and 2024 and for the period from January 1, 2025 to the spin off date represents an allocation of the expenses incurred by the Former Parent based on the number of calendar days of the Company’s vessels to total calendar days of the Former Parent’s fleet.